Vessel, net - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 14, 2015	Sep. 16, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Advance paid to shipyard				$ 233
Total impairment charge				16,930
Level 3 [Member]
Property Plant And Equipment [Line Items]
Total impairment charge				16,930
Pyxis Theta Vessel [Member]
Property Plant And Equipment [Line Items]
Advance paid to shipyard		$ 36,920			$ 22,141
Additions to vessel cost		$ 1,235			$ 444
Pyxis Epsilon Vessel [Member]
Property Plant And Equipment [Line Items]
Advance paid to shipyard	$ 31,623		$ 18,743
Additions to vessel cost	$ 871		$ 23
Vessels [Member]
Property Plant And Equipment [Line Items]
Total impairment charge				16,530
Vessels [Member] | Level 3 [Member]
Property Plant And Equipment [Line Items]
Total impairment charge				$ 16,530